UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 002-29033

GREAT WEST VARIABLE ANNUITY ACCOUNT A

(Exact name of Registrant)

8515 E. Orchard Road, Greenwood Village, Colorado 80111-5002

(Address of Depositor’s principal executive offices)	(Zip code)

BEVERLY A. BYRNE

Secretary

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 737-3817

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – June 30, 2005

Item 1.	Proxy Voting Record.

VAAA Proxy Voting Log

7/1/04 – 6/30/05

Company	Ticker	CUSIP	Mtg Date	Issues	Mgmt/ Shldr	Vote Cast	Mgmt Rec	Shares Voted
Dell Computer Corp	DELL	247025109	07/16/2004	1.1 - 1.10 Election of Directors: Donald J. Carty; Michael S. Dell; William H. Gray III; Judy C. Lewent; Thomas W. Luce, III; Klaus S. Luft; Alex J. Mandl; Michael A. Miles; Samuel A. Nunn, Jr.; Kevin B. Rollins	M	FOR	FOR	5,600
				2. Ratification of independent auditors	M	FOR	FOR
				3. Proposal relating to expensing stock options	S	AGAINST	AGAINST

Wachovia Corp	WB	929903102	10/28/2004	Special meeting of shareholders to approve the plan of merger contained in the Agreement and Plan of Merger, dated as of June 20, 2004 between SouthTrust Corp and Wachovia Corp, pursuant to which SouthTrust will merge with and into Wachovia, as more fully described in the joint proxy statement-prospectus dated September 24, 2004.	M	FOR	FOR	3,700

Southtrust Corp	SOTR	844730101	10/28/2004	Special meeting of shareholders to approve the plan of merger contained in the Agreement and Plan of Merger, dated as of June 20, 2004 between SouthTrust Corp and Wachovia Corp, pursuant to which SouthTrust will merge with and into Wachovia, as more fully described in the joint proxy statement-prospectus dated September 24, 2004.	M	FOR	FOR	3,700

Brinker International, Inc	EAT	109641100	11/04/2004	1.1 - 1.9 Election of Directors: Douglas H. Brooks; Dan W. Cook, III; Robert M. Gates; Marvin J. Girouard; Ronald Kirk; George R. Mrkonic; Erle Nye; James E. Oesterreicher; Cece Smith	M	FOR	FOR	5,100
				2. Ratification of KPMG as independent auditors	M	FOR	FOR
				3. Adoption of smoke-free policy for all company owned restaurants	S	AGAINST	AGAINST

Johnson Controls	JCI	478366107	01/26/2005	1.1 - 1.4 Election of Directors: Natalie A. Black; Robert A. Cornog; William H. Lacy; Stephen A. Roell	M	FOR	FOR	3,200
				2. Approval of PwC as independent auditors for 2005	M	FOR	FOR

Costco Wholesale Corp	COST	22160K105	01/27/2005	1.1 - 1.5 Election of Class III Directors: Richard D. DiCerchio; Richard M. Libenson; John W. Meisenbach; Charles T. Munger; Susan L. Decker	M	FOR	FOR	3,700
				2. Amendments to the 2002 Stock Incentive Plan	M	FOR	FOR

				3. Shareholder proposal to adopt a vender code of conduct	S	AGAINST	AGAINST
				4. Shareholder proposal to develop a policy for land procurement and use	S	AGAINST	AGAINST
				5. Ratification of selection of independent auditors	M	FOR	FOR

Rockwell Automation, Inc	ROK	773903109	02/02/2005	A 1-3 Election of Directors: Bruce M. Rockwell; Joseph F. Toot, Jr.; Kenneth F. Yontz	M	FOR	FOR	3,200
				B Approve the selection of auditors	M	FOR	FOR

Rockwell Collins, Inc.	COL	774341101	02/15/2005	1.1 - 1.3 Election of Class I Directors: M.P.C. Carns; C.A. Davis; J.F. Toot, Jr.	M	FOR	FOR	3,200
				2. Selection of D&T as auditors	M	FOR	FOR

Schlumberger Limited	SLB	806857108	04/13/2005	1.1 - 1.12 Election of Directors: J. Deutch; J.S. Gorelick; A. Gould; T. Isaac; A. Lajous; A. Levy-Lang; M.E. Marks; D. Primat; T.I. Sandvold; N. Seydoux; L.G. Stuntz; R. Talwar	M	FOR	FOR	2,100
				2. Adoption & approval of Financials & Dividends	M	FOR	FOR
				3.A. Adoption of mandatory amendments to the articles of incorporation	M	FOR	FOR
				3.B. Adoption of mandatory amendments to the articles of incorporation	M	FOR	FOR
				4. Approval of adopiton of the Schlumberger 2005 Option plan	M	FOR	FOR
				5. Approval of adoption of an amendment to the Schlumberger discounted stock purchase plan	M	FOR	FOR

				6. Approval of independent registered public accounting firm	M	FOR	FOR

Gannett Co., Inc.	GCI	364730101	04/14/2005	1.1 - 1.2 Election of Directors: Louis D. Boccardi; Donna E. Shalala	M	FOR	FOR	2,100
				2. Proposal to Ratify PricewaterhouseCoopers as the Company's Auditors	M	FOR	FOR
				3. Shareholder Proposal concerning performance-based options	S	AGAINST	AGAINST
				4. Shareholder Proposal concerning director election majority vote standard	S	AGAINST	AGAINST

Hershey Foods Corp	HSY	427866108	04/19/2005	1.1 - 1.9 Vote on Directors: J.A. Boscia, R.H. Campbell, R.F. Cavanaugh; G.P. Coughlan; H. Edelman; B.G. Hill; R.H. Lenny; M.J. McDonald; M.J. Toulantis	M	FOR	FOR	3,000
				2. Ratify appointment of KPMG as auditors for 2005	M	FOR	FOR
				3. Approve amendment to company's restated certificate to increase authorized number of shares	M	FOR	FOR
				4. Approve amendment to company's restated certificate to change the company's name to the Hershey Company	M	FOR	FOR

Wachovia Corp	WB	929903102	04/19/2005	1.01 - 1.08 Elect Directors: John D. Baker, II; Peter C. Browning; Donald M. James; Van L. Richey; G. Kennedy Thompson; John C. Whitaker, Jr.; Wallace D. Malone, Jr.; Robert J. Brown	M	FOR	FOR	3,625
				2. Ratify the appointment of KPMG as 2005 audtiors	M	FOR	FOR

Nicor Inc	GAS	654086107	04/21/2005	1.1 - 1.12 Election of Directors: R.M. Beavers, Jr.; B.P. Bickner; J.H. Birdsall, III; T.A. Donahoe; T.L. Fisher; J.E. Jones; D.J. Keller; W.A. Osborn; R.E. Martin; J. Rau; J.F. Riordan; R.M. Strobel	M	FOR	FOR	4,600
				2. Ratification of Deloitte & Touche as independent public accountants in 2005	M	FOR	FOR

PPG Industries Inc	PPG	693506107	04/21/2005	1.1 - 1.3 Election of Directors: Michele J. Hooper; Raymond W. Leboeuf; Robert Mehrabian	M	FOR	FOR	2,500
				2. Endorse the appointment of Deloitte & Touche as independent registered public accounting firm for 2005	M	FOR	FOR

Johnson & Johnson	JNJ	478160104	04/28/2005	1.1 - 1.12 Vote on Directors: Mary S. Coleman; James G. Cullen; Robert J. Darretta; Michael M.E. Johns; Ann D. Jordan; Arnold G. Langbo; Susan L. Lindquist; Leo F. Mullin; Christine A. Poon; Steven S Reinemund; David Satcher; William C. Weldon	M	FOR	FOR	3,200
				2. Approval of 2005 long-term incentive plan	M	FOR	FOR
				3. Ratification of appointment of PricewaterhouseCoopers as Independent Auditors	M	FOR	FOR

Kimberly-Clark Corp	KMB	494368103	04/28/2005	1.01 - 1.03 Election of Directors: John F. Bergstrom; Robert W. Decherd; G. Craig Sullivan	M	FOR	FOR	2,900
				2. Approval of Audtiors	M	FOR	FOR

				3. Stockholder Proposal Regarding Apotion of Global Human Rights Standards Based on International Labor Organization Conventions	S	AGAINST	AGAINST

Lockheed Martin Corp	LK	539830109	04/28/2005	1.1 - 1.13 Election of Directors: E.C. "Pete" Aldridge, Jr.; Nolan D. Archibald; Marcus C. Bennett; James O. Ellis, Jr.; Gwendolyn S. King; Douglas H. McCorkindale; Eugene F. Murphy; Joseph W. Ralston; Frank Savage; Anne Stevens; Robert J. Stevens; James R. Ukropina; Douglas C. Yearley	M	FOR	FOR	1,350
				2. Ratification of Appointment of Independent Auditors	M	FOR	FOR
				3 Amendments to the 2003 performance incentive award plan	M	FOR	FOR
				4. Stockholder Proposal by Evelyn Y. Davis	S	AGAINST	AGAINST
				5. Stockholder Proposal by John Chevedden	S	AGAINST	AGAINST
				6. Stockholder Proposal by the Catholic funds and other groups	S	AGAINST	AGAINST
				7. Stockholder Proposal by The Sisters of Mercy and Other Groups	S	AGAINST	AGAINST

Torchmark Corp	TMK	891027104	04/28/2005	1.1 - 1.3 Election of Directors: Mark S. McAndrew; Sam R. Perry; Lamar C. Smith	M	FOR	FOR	3,475
				2. Ratification of auditors	M	FOR	FOR
				3. 2005 Non-Employee Director Incentive Plan	M	FOR	FOR
				4. 2005 Incentive Plan	M	FOR	FOR
				5. Shareholder Proposal	S	FOR	AGAINST

SBC Communications Inc	SBC	78387G103	04/29/2005	1.1 - 1.14 Election of Directors: Gilbert F. Amelio; August A. Busch III; Martin K. Eby, Jr.; James A. Henderson; Charles F. Knight; Lynn M. Martin; John B. McCoy; Mary S. Metz; Toni Rembe; S. Donley Ritchey; Joyce M. Roche; Laura D'Andrea Tyson; Patricia P. Upton; Edward E. Whitacre, Jr.	M	FOR	FOR	6,000
				2. Appointment of Independent Auditors	M	FOR	FOR
				3. Approve of stock purchase & deferral plan	M	FOR	FOR
				4. Stockholder Proposal A	S	AGAINST	AGAINST
				5. Stockholder Proposal B	S	AGAINST	AGAINST
				6. Stockholder Proposal C	S	AGAINST	AGAINST
				7. Stockholder Proposal D	S	AGAINST	AGAINST

Motorola	MOT	620076109	05/02/2005	1.1 - 1.12 Election of Directors: E. Zander; H.L. Fuller; J. Lewent; W. Massey; T. Meredith; N. Negroponte; I. Nooyi; S. Scott III; R. Sommer; J. Stengel; D. Warner III; J. White	M	NO VOTE	FOR	7,100	Shares were not voted as proxy voting material was received after the meeting.
				2. Shareholder proposal re: Non-Deductible Executive Compensation	S	NO VOTE	AGAINST
				3. Shareholder proposal re: Director Election by Majority Vote	S	NO VOTE	AGAINST

Leggett & Platt Inc	LEG	524660107	05/04/2005	1.1 - 1.10 Election of Directors: Raymond F. Bentele; Ralph W. Clark; Harry M. Cornell, Jr.; Robert Ted Enloe, III; Richard T. Fisher; Karl G. Glassman; David S. Haffner; Joseph W. McClanathan; Judy C. Odom; Maurice E. Purnell, Jr.; Felix E. Wright	M	FOR	FOR	4,500
				2. Ratification of PricewaterhouseCoopers as auditors for 2005	M	FOR	FOR
				3. Approval of amendment & restatement of the company's flexible stock plan	M	FOR	FOR

Sunoco	SUN	86764P109	05/05/2005	1.1 - 1.11 Election of Board of Directors: R.J. Darnall; J.G. Drosdick; U.O. Fairbairn; T.P. Gerrity; R.B. Greco; J.G. Kaiser; R.H. Lenny; R.A. Pew; G.J. Ratcliffe; J.W. Rowe; J.K. Wulff	M	FOR	FOR	2,530
				2. Ratification of the appointment of Ernst & Young as independent auditors for 2005	M	FOR	FOR

Newell Rubbermaid Inc	NWL	651229106	05/11/2005	1.1 - 1.4 Election of Directors: Michael T. Cowhig; Mark D. Ketchum; William D. Marohn; Raymond G. Viault	M	FOR	FOR	5,900
				2. Ratification of appointment of Ernst & Young as auditors	M	FOR	FOR
				3. Stockholder proposal concerning classified board of directors	S	FOR	AGAINST

Duke Energy Corp	DUK	264399106	05/12/2005	1.1 - 1.4 Election of Directors: Roger Agnelli; G. Alex Bernhardt, Sr.; Dennis R. Hendrix; A. Max Lennon	M	FOR	FOR	7,400
				2. Approval of amendments to restated articles of incorporation to eliminate classification of Board of Directors	M	FOR	FOR

				3. Ratification of Deloitte & Touche as auditors	M	FOR	FOR

Lincoln National Corp	LNC	534187109	05/12/2005	1.1 - 1.4 Election of Directors: Marcia J. Avedon, Ph.D.; J. Patrick Barrett; Michael F. Mee	M	FOR	FOR	3,800
				2. Ratify the appointment of Ernst & Young as audtiors	M	FOR	FOR
				3. Approve the amended and restated incentive compensation plan	M	FOR	FOR

Maytag Corp	MYG	578592107	05/12/2005	1.1 - 1.4 Election of Directors: Barbara R. Allen; Howard L. Clark, Jr.; Lester Crown; William T. Kerr	M	FOR	FOR	5,900
				2. Ratification of Ernst & Young as 2005 auditors	M	FOR	FOR
				3. Approval to amend bylaws to change the election of directors to an annual basis from a classified basis	M	FOR	FOR
				4. Stockholder proposal concerning classification of board	S	AGAINST	AGAINST
				5. Stockholder proposal concerning adoption of "poison pill" provisions	S	AGAINST	AGAINST
				6. Stockholder proposal concerning a committee to report on outsourcing/offshore manufacturing	S	AGAINST	AGAINST
				7. Stockholder proposal concerning a code of conduct based on international labor organization standards	S	AGAINST	AGAINST

Transocean Inc	RIG	G90078109	05/12/2005	1.1 - 1.3 Election of Directors: Judy J. Kelly; Roberto Monti; Ian C. Strachan	M	FOR	FOR	2,200
				2. Approval of amendment of employee stock purchase plan to increase the number of ordinary shares reserved for issuance under the plan from 2,500,000 to 3,500,000	M	FOR	FOR
				3. Approval of appointment of Ernst & Young as auditors	M	FOR	FOR

Vulcan Materials Co	VMC	929160109	05/13/2005	1.1 - 1.3 Election of Directors: Livio D. Desimone; Philip J. Carroll, Jr.; Donald M. James	M	FOR	FOR	3,500
				2. Ratification of Deloitte & Touche as auditors	M	FOR	FOR

Consolidated Edison, Inc	ED	209115104	05/17/2005	1.1 - 1.11 Election of Directors: V.A. Calarco; G. Campbell, Jr.; G.J. Davis; M.J. Del Giudice; J.S. Freilich; E.V. Futter; S. Hernandez-Pinero; P.W. Likins; E.R. McGrath; F.V. Salerno; S.R. Volk	M	FOR	FOR	4,300
				2. Ratification of appointment of independent accountants	M	FOR	FOR
				3. Additional compensation information	S	AGAINST	AGAINST

Allstate Corp	ALL	020002101	05/17/2005	1.1 - 1.12 Election of Directors: F. Duane Ackerman; James G. Andress; Edward A. Brennan; W. James Farrell; Jack M. Greenberg; Ronald T. LeMay; Edward M. Liddy; J. Christopher Reyes; H. John Riley, Jr.; Joshua I. Smith; Judith A. Sprieser; Mary Alice Taylor	M	FOR	FOR	2,500

				2. Appointment of Deloitte & Touche as auditors	M	FOR	FOR
				3. Provide cumulative voting for Board of Directors	S	AGAINST	AGAINST

JPMorgan Chase & Co	JPM	46625H100	05/17/2005	1.1 - 1.16 Election of Directors: Hans W. Becherer; John H. Biggs; Lawrence A. Bossidy;Stephen B. Burke; James S. Crown; James Dimon; Ellen V. Futter; William H. Gray III; William B. Harrison Jr.; Laban P. Jackson Jr.; John W. Kessler; Robert I. Lipp; Richard A. Manoogian; David C. Novak; Lee R. Raymond; William C. Weldon	M	FOR	FOR	4,224
				2. Appointment of auditors	M	FOR	FOR
				3. Approval of 2005 long-term incentive plan	M	FOR	FOR
				4. Director term limits	S	AGAINST	AGAINST
				5. Separation of Chairman and CEO	S	AGAINST	AGAINST
				6. Competitive pay	S	AGAINST	AGAINST
				7. Recoup unearned management bonuses	S	AGAINST	AGAINST

The Hartford Financial Services Group, Inc.	HIG	416515104	05/18/2005	1.1 - 1.11 Election of Directors: Ramani Ayer; Ronald E. Ferguson; Edward J. Kelly, III; Paul G. Kirk, Jr.; Thomas M. Marra; Gail J. McGovern; Michael G. Morris; Robert W. Selander; Charles B. Strauss; H. Patrick Swygert; David K. Zwiener	M	FOR	FOR	2,600
				2. Ratifitcation of appointment of Deloitte & Touche as auditors	M	FOR	FOR
				3. Approval of the Hartford 2005 Incentive Stock Plan	M	FOR	FOR

				4. Approval of material terms of executive officer performance goals for incentive awards	M	FOR	FOR

Intel Corp	INTC	458140100	05/18/2005	1.1 - 1.10 Election of Directors: Craig R. Barrett; Charlene Barshefsky; E. John P. Browne; D. James Guzy; Reed E. Hundt; Paul S. Otellini; David S. Pottruck; Jane E. Shaw; John L. Thornton; David B. Yoffie	M	FOR	FOR	4,400
				2. Ratification of Selection of independent auditors	M	FOR	FOR
				3. Approval of amendment and extension of 2004 Equity Incentive Plan	M	FOR	FOR
				4. Approval of amendment and extension of Executive Officer Incentive Plan	M	FOR	FOR

Tribune Co	TRB	896047107	05/18/2005	1.1 - 1.4 Election of Directors: Roger Goodan; Enrique Hernandez, Jr.; J. Christopher Reyes; Dudley S. Taft	M	FOR	FOR	4,000
				2. Ratification of auditors	M	FOR	FOR

Liz Claiborne Inc	LIZ	539320101	05/19/2005	1.1 - 1.3 Election of Directors: Paul R. Charron; Kay Koplovitz; Oliver R. Sockwell	M	FOR	FOR	3,900
				2. Ratification of Deloitte & Touche as auditors	M	FOR	FOR
				3. Approval of Section 162(M) Long Term Performance Plan	M	FOR	FOR
				4. Approval of 2005 Stock Incentive Plan	M	FOR	FOR

Regions Financial Corp	RF	758940100	05/19/2005	1.1 - 1.4 Election of Directors: Allen B. Morgan, Jr.; Jorge M. Perez; Spence L. Wilson; Harry W. Witt	M	FOR	FOR	5,123
				2. Approve the corporation executive bonus plan	M	FOR	FOR
				3. Ratify the appointment of Ernst & Young	M	FOR	FOR

Xerox Corp	XRX	984121103	05/19/2005	1.1 - 1.11 Election of Directors: Glenn A. Britt; Richard J. Harrington; William Curt Hunter; Vernon E. Jordan, Jr.; Hilmar Kopper; Ralph S. Larsen; Robert A. McDonald; Anne M. Mulcahy; N.J. Nicholas, Jr.; Ann N. Reese; Stephen Robert	M	FOR	FOR	10,000
				2. Ratification of auditors	M	FOR	FOR

Constellation Energy Group, Inc.	CEG	210371100	05/20/2005	1.1 - 1.4 Election of Directors: Yves C. De Balmann; F.A. Hrabowski, III; Nancy Lampton; Lynn M. Martin	M	FOR	FOR	3,500
				2. Ratification of PwC as auditors	M	FOR	FOR

Time Warner Inc	TWX	887317105	05/20/2005	1.1 - 1.15 Election of Directors: James L. Barksdale; Stephen F. Bollenbach; Stephen M. Case; Frank J. Caufield; Robert C. Clark; Jessica P. Einhorn; Miles R. Gilburne; Carla A. Hills; Reuben Mark; Michael A. Miles; Kenneth J. Novack; Richard D. Parsons; R.E. Turner; Francis T. Vincent, Jr.; Deborah C. Wright	M	FOR	FOR	10,220
				2. Ratification of auditors	M	FOR	FOR
				3. Stockholder proposal regarding pay comparison	S	AGAINST	AGAINST

Exxon Mobil	XOM	30231G102	05/25/2005	1.1 - 1.11 Election of Directors: M.J. Boskin; W.W. George; J.R. Houghton; W.R. Howell; R.C. King; P.E. Lippincott; H.A. McKinnell, Jr.; M.C. Nelson; L.R. Raymond; W.V. Shipley; R.W. Tillerson	M	FOR	FOR	2,424
				2 Ratification of auditors	M	FOR	FOR
				3. Political Contributions	S	AGAINST	AGAINST
				4. Board Compensation	S	AGAINST	AGAINST
				5. Industry Experiences	S	AGAINST	AGAINST
				6. Aceh Security Report	S	AGAINST	AGAINST
				7. Amendment of EEO policy	S	AGAINST	AGAINST
				8. Biodiversity impact report	S	AGAINST	AGAINST
				9. Climate science report	S	AGAINST	AGAINST
				10. Kyoto Compliance report	S	AGAINST	AGAINST

Adecco S.A.	ADO	006754105	05/26/2005	1. Presentation of the Business Report 2004	NON-VOTING			8,000
				2. Presentation of the Reports of the Auditors	NON-VOTING
				3. Approval of Business Report 2004	M	FOR	FOR
				4. Appropriation of Retained Earnings	M	FOR	FOR
				5. Granting Discharge to the Members of the Board of Directors	M	AGAINST	FOR
				6A Elect Board of Directors: 1. Jakob Baer, 2. Jurgen Dormann, 3. Phillipe Foriel-Destezet 4. Klaus J. Jacobs, 5. Phillipe Marcel 6. Francis Mer, 7. Tom O'Neill, 8. David Prince, 9. Peter Ueberoth	M	FOR	FOR
				6B Elect Auditors: 1. Statutory auditors and group auditors, 2. Special auditor	M	FOR	FOR

Albertson's Inc	ABS	013104104	06/02/2005	1.1 - 1.4 Election of Directors: Henry I. Bryant; Bonnie G. Hill; Lawrence R. Johnston; Kathi P. Seifert	M	FOR	FOR	4,400
				2. Ratification of appointment of auditors	M	FOR	FOR
				3. Proposal regarding majority vote for director elections	S	AGAINST	AGAINST
				4. Proposal regarding simple majority voting	S	AGAINST	AGAINST
				5. Proposal regarding executive severance agreements	S	AGAINST	AGAINST
				6. Proposal regarding independent board chairman	S	AGAINST	AGAINST
				7. Proposal regarding executive equity grants	S	AGAINST	AGAINST

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.' Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwood Village, State of Colorado, on this 11th day of August, 2005.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

(Registrant)

By:              /s/ Graham R. McDonald

Graham R. McDonald, Treasurer